Distribution Date:	05/17/22	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2012-C08

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	KeyCorp Real Estate Capital Markets, Inc.
Exchangeable Certificate Detail	5
			Andy Lindenman	(913) 317-4372
Additional Information	6
			11501 Outlook, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46638UAA4	0.705300%	76,634,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46638UAB2	1.796600%	189,227,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46638UAC0	2.829100%	426,122,000.00	194,736,298.29	49,889,081.72	459,107.05	0.00	0.00	50,348,188.77	144,847,216.57	70.19%	30.00%
A-SB	46638UAD8	2.379100%	103,623,000.00	535,078.91	535,078.91	1,060.84	0.00	0.00	536,139.75	0.00	0.00%	30.00%
A-S	46638UAH9	3.423900%	102,292,000.00	102,292,000.00	0.00	291,864.65	0.00	0.00	291,864.65	102,292,000.00	49.13%	21.00%
B	46638UAK2	3.976700%	56,829,000.00	56,829,000.00	0.00	188,326.57	0.00	0.00	188,326.57	56,829,000.00	37.43%	16.00%
C	46638UAM8	4.764572%	44,043,000.00	44,043,000.00	0.00	174,871.69	0.00	0.00	174,871.69	44,043,000.00	28.37%	12.12%
D	46638UAR7	4.812672%	35,518,000.00	35,518,000.00	0.00	142,447.06	0.00	0.00	142,447.06	35,518,000.00	21.06%	9.00%
E	46638UAT3	4.812672%	32,676,000.00	32,676,000.00	0.00	131,049.05	0.00	0.00	131,049.05	32,676,000.00	14.33%	6.13%
F	46638UAV8	2.753300%	15,628,000.00	15,628,000.00	0.00	35,857.14	0.00	0.00	35,857.14	15,628,000.00	11.11%	4.75%
G	46638UAX4	2.732700%	17,049,000.00	17,049,000.00	0.00	38,824.84	0.00	0.00	38,824.84	17,049,000.00	7.60%	3.25%
NR	46638UAZ9	2.732700%	36,938,989.00	36,938,989.00	0.00	84,119.31	0.00	0.00	84,119.31	36,938,989.00	0.00%	0.00%
R	46638UBB1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,136,579,990.00	536,245,366.20	50,424,160.63	1,547,528.20	0.00	0.00	51,971,688.83	485,821,205.57

X-A	46638UAE6	1.779909%	897,898,000.00	297,563,377.20	0.00	441,363.13	0.00	0.00	441,363.13	247,139,216.57
X-B	46638UAF3	0.813230%	238,681,989.00	238,681,989.00	0.00	161,752.70	0.00	0.00	161,752.70	238,681,989.00
Notional SubTotal			1,136,579,989.00	536,245,366.20	0.00	603,115.83	0.00	0.00	603,115.83	485,821,205.57

Deal Distribution Total					50,424,160.63	2,150,644.03	0.00	0.00	52,574,804.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46638UAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46638UAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46638UAC0	456.99658382	117.07699138	1.07740753	0.00000000	0.00000000	0.00000000	0.00000000	118.15439890	339.91959244
A-SB	46638UAD8	5.16370796	5.16370796	0.01023750	0.00000000	0.00000000	0.00000000	0.00000000	5.17394546	0.00000000
A-S	46638UAH9	1,000.00000000	0.00000000	2.85325001	0.00000000	0.00000000	0.00000000	0.00000000	2.85325001	1,000.00000000
B	46638UAK2	1,000.00000000	0.00000000	3.31391666	0.00000000	0.00000000	0.00000000	0.00000000	3.31391666	1,000.00000000
C	46638UAM8	1,000.00000000	0.00000000	3.97047635	0.00000000	0.00000000	0.00000000	0.00000000	3.97047635	1,000.00000000
D	46638UAR7	1,000.00000000	0.00000000	4.01055972	0.00000000	0.00000000	0.00000000	0.00000000	4.01055972	1,000.00000000
E	46638UAT3	1,000.00000000	0.00000000	4.01055974	0.00000000	0.00000000	0.00000000	0.00000000	4.01055974	1,000.00000000
F	46638UAV8	1,000.00000000	0.00000000	2.29441643	0.00000000	0.00000000	0.00000000	0.00000000	2.29441643	1,000.00000000
G	46638UAX4	1,000.00000000	0.00000000	2.27725028	0.00000000	0.00000000	0.00000000	0.00000000	2.27725028	1,000.00000000
NR	46638UAZ9	1,000.00000000	0.00000000	2.27724993	0.00000000	0.13223183	0.00000000	0.00000000	2.27724993	1,000.00000000
R	46638UBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46638UAE6	331.39997773	0.00000000	0.49155152	0.00000000	0.00000000	0.00000000	0.00000000	0.49155152	275.24197244
X-B	46638UAF3	1,000.00000000	0.00000000	0.67769127	0.00000000	0.00000000	0.00000000	0.00000000	0.67769127	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/22 - 04/30/22	30	0.00	459,107.05	0.00	459,107.05	0.00	0.00	0.00	459,107.05	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	1,060.84	0.00	1,060.84	0.00	0.00	0.00	1,060.84	0.00
X-A	04/01/22 - 04/30/22	30	0.00	441,363.13	0.00	441,363.13	0.00	0.00	0.00	441,363.13	0.00
X-B	04/01/22 - 04/30/22	30	0.00	161,752.70	0.00	161,752.70	0.00	0.00	0.00	161,752.70	0.00
A-S	04/01/22 - 04/30/22	30	0.00	291,864.65	0.00	291,864.65	0.00	0.00	0.00	291,864.65	0.00
B	04/01/22 - 04/30/22	30	0.00	188,326.57	0.00	188,326.57	0.00	0.00	0.00	188,326.57	0.00
C	04/01/22 - 04/30/22	30	0.00	174,871.69	0.00	174,871.69	0.00	0.00	0.00	174,871.69	0.00
D	04/01/22 - 04/30/22	30	0.00	142,447.06	0.00	142,447.06	0.00	0.00	0.00	142,447.06	0.00
E	04/01/22 - 04/30/22	30	0.00	131,049.05	0.00	131,049.05	0.00	0.00	0.00	131,049.05	0.00
F	04/01/22 - 04/30/22	30	0.00	35,857.14	0.00	35,857.14	0.00	0.00	0.00	35,857.14	0.00
G	04/01/22 - 04/30/22	30	0.00	38,824.84	0.00	38,824.84	0.00	0.00	0.00	38,824.84	0.00
NR	04/01/22 - 04/30/22	30	4,884.51	84,119.31	0.00	84,119.31	0.00	0.00	0.00	84,119.31	4,884.51
Totals			4,884.51	2,150,644.03	0.00	2,150,644.03	0.00	0.00	0.00	2,150,644.03	4,884.51

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

Exchangeable Certificate Detail
		Pass-Through			Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	52,574,804.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,164,560.92	Master Servicing Fee	11,280.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,787.48
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	849.05
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	13,916.92
Total Interest Collected	2,164,560.92

Principal		Expenses/Reimbursements
Scheduled Principal	1,148,077.30	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	49,276,083.33	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	50,424,160.63	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,150,644.03
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	50,424,160.63
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	52,574,804.66
Total Funds Collected	52,588,721.55	Total Funds Distributed	52,588,721.58

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	536,245,366.25	536,245,366.25	Beginning Certificate Balance	536,245,366.20
(-) Scheduled Principal Collections	1,148,077.30	1,148,077.30	(-) Principal Distributions	50,424,160.63
(-) Unscheduled Principal Collections	49,276,083.33	49,276,083.33	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	485,821,205.62	485,821,205.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	536,245,366.25	536,245,366.25	Ending Certificate Balance	485,821,205.57
Ending Actual Collateral Balance	485,821,205.62	485,821,205.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.05)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.05)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.81%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	145,482,758.63	29.95%	4	4.8354	NAP	Defeased	5	145,482,758.63	29.95%	4	4.8354	NAP
$9,999,999 or less	7	48,835,979.26	10.05%	19	4.7625	1.918234	1.30 or less	8	232,755,882.89	47.91%	2	4.9332	0.678210
$10,000,000 to $24,999,999	6	100,684,558.83	20.72%	3	4.6917	2.044528	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$25,000,000 to $49,999,999	2	72,594,074.51	14.94%	2	4.8372	0.547543	1.41 to 1.50	1	3,499,183.78	0.72%	4	4.7700	1.480000
$50,000,000 to $99,999,999	2	118,223,834.39	24.33%	1	5.0571	0.591266	1.51 to 1.60	1	18,047,726.27	3.71%	4	4.9500	1.540000
$100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
Totals	22	485,821,205.62	100.00%	4	4.8525	1.279991	1.76 to 2.00	1	5,951,459.17	1.23%	125	4.6020	1.990000
							2.01 to 2.25	1	9,071,218.10	1.87%	4	4.8200	2.240000
							2.26 of Greater	5	71,012,976.78	14.62%	4	4.6275	2.621898
							Totals	22	485,821,205.62	100.00%	4	4.8525	1.279991
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	145,482,758.63	29.95%	4	4.8354	NAP
							Defeased	13	145,482,758.63	29.95%	4	4.8354	NAP
Arkansas	1	5,951,459.17	1.23%	125	4.6020	1.990000
							Industrial	1	9,790,000.00	2.02%	3	4.7260	2.420000
Florida	2	26,892,892.33	5.54%	3	4.5527	1.949134
							Lodging	3	61,589,911.55	12.68%	2	5.1500	1.012358
Georgia	1	14,760,963.45	3.04%	4	4.6000	1.240000
							Mixed Use	3	95,060,463.64	19.57%	1	5.1449	0.913521
Idaho	1	8,648,534.93	1.78%	4	4.6900	1.120000
							Office	3	93,452,347.19	19.24%	3	4.6773	0.725246
Maryland	1	67,941,519.27	13.98%	0	5.2400	0.570000
							Retail	16	80,445,724.61	16.56%	13	4.5292	2.094865
New Hampshire	1	18,047,726.27	3.71%	4	4.9500	1.540000
							Totals	39	485,821,205.62	100.00%	4	4.8525	1.279991
Ohio	1	6,045,583.28	1.24%	2	5.1000	1.300000

Oklahoma	1	21,300,000.00	4.38%	4	4.2885	2.840000

Texas	15	151,066,791.51	31.10%	3	4.8112	0.895056

Virginia	2	19,682,976.78	4.05%	2	5.1500	2.380000

Totals	39	485,821,205.62	100.00%	4	4.8525	1.279991

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	145,482,758.63	29.95%	4	4.8354	NAP	Defeased	5	145,482,758.63	29.95%	4	4.8354	NAP
	4.00000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	1	5,951,459.17	1.23%	125	4.6020	1.990000
	4.0001% to 4.30%	1	21,300,000.00	4.38%	4	4.2885	2.840000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.3001% to 4.55%	2	45,097,139.74	9.28%	4	4.3872	1.425870	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5501% to 4.75%	5	44,980,957.55	9.26%	20	4.6517	1.747959	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 4.95%	5	93,383,335.60	19.22%	3	4.8352	1.036854	49 months or greater	16	334,386,987.82	68.83%	2	4.8644	1.188258
	4.9501% to 5.15%	3	67,635,494.83	13.92%	2	5.1455	1.038069	Totals	22	485,821,205.62	100.00%	4	4.8525	1.279991
	5.1501% to 5.35%	1	67,941,519.27	13.98%	0	5.2400	0.570000
	5.3501% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	22	485,821,205.62	100.00%	4	4.8525	1.279991
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	145,482,758.63	29.95%	4	4.8354	NAP	Defeased	5	145,482,758.63	29.95%	4	4.8354	NAP
	60 months or less	16	334,386,987.82	68.83%	2	4.8644	1.188258	Interest Only	4	51,330,000.00	10.57%	4	4.4272	2.714656
	61 months or greater	1	5,951,459.17	1.23%	125	4.6020	1.990000	299 Months or Less	13	289,008,446.99	59.49%	5	4.9367	0.933669
	Totals	22	485,821,205.62	100.00%	4	4.8525	1.279991	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
								331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	22	485,821,205.62	100.00%	4	4.8525	1.279991
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	145,482,758.63	29.95%	4	4.8354	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 year or greater	17	340,338,446.99	70.05%	5	4.8598	1.202278
	1 year or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	22	485,821,205.62	100.00%	4	4.8525	1.279991
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	10064322	OF	Seattle	WA	Actual/360	4.780%	294,266.68	145,437.31	0.00	N/A	09/01/22	--	73,874,481.07	73,729,043.76	05/01/22
4	10064390	MU	Baltimore	MD	Actual/360	5.240%	297,354.56	154,944.72	0.00	N/A	05/01/22	--	68,096,463.99	67,941,519.27	05/01/22
5	10064662	OF	Houston	TX	Actual/360	4.810%	202,025.46	119,045.81	0.00	N/A	08/01/22	--	50,401,360.93	50,282,315.12	05/01/22
7	10064391	LO	Houston	TX	Actual/360	5.150%	180,260.38	95,482.86	0.00	N/A	07/01/22	--	42,002,417.63	41,906,934.77	05/01/22
9	10064660	OF	Dallas	TX	Actual/360	4.410%	113,056.21	76,454.76	0.00	N/A	08/01/22	--	30,763,594.50	30,687,139.74	05/01/22
10	10064668	MU	Chapel Hill	NC	Actual/360	4.695%	107,233.83	27,406,722.56	0.00	N/A	08/01/22	--	27,406,722.56	0.00	05/01/22
11	10064389	OF	Detroit	MI	Actual/360	5.150%	89,589.66	72,398.34	0.00	N/A	09/01/22	--	20,875,261.51	20,802,863.17	05/01/22
13	10064379	SS	Various	Various	Actual/360	4.900%	89,480.76	51,161.82	0.00	08/01/22	08/01/32	--	21,913,656.15	21,862,494.33	05/01/22
14	10064392	LO	Colonial Heights	VA	Actual/360	5.150%	84,771.06	69,503.22	0.00	N/A	07/01/22	--	19,752,480.00	19,682,976.78	05/01/22
15	10064670	MU	Manchester	NH	Actual/360	4.950%	74,710.95	64,019.88	0.00	N/A	09/01/22	--	18,111,746.15	18,047,726.27	05/01/22
17	10064394	RT	Moore	OK	Actual/360	4.289%	76,120.88	0.00	0.00	N/A	09/01/22	--	21,300,000.00	21,300,000.00	05/01/22
20	10064665	OF	Worcester	MA	Actual/360	4.900%	61,560.86	34,766.04	0.00	N/A	10/01/22	--	15,076,129.50	15,041,363.46	05/01/22
21	10064666	OF	Frisco	TX	Actual/360	4.491%	52,682.12	29,724.27	0.00	N/A	10/01/22	--	14,076,718.18	14,046,993.91	05/01/22
22	10064327	RT	Cumming	GA	Actual/360	4.600%	56,680.84	25,342.26	0.00	N/A	09/01/22	--	14,786,305.71	14,760,963.45	05/01/22
24	10064310	OF	Orlando	FL	Actual/360	4.800%	50,051.41	29,960.06	0.00	N/A	06/01/22	--	12,512,852.39	12,482,892.33	05/01/22
25	10064385	RT	Bradenton	FL	Actual/360	4.338%	52,098.15	0.00	0.00	N/A	10/01/22	--	14,410,000.00	14,410,000.00	05/01/22
27	10064325	RT	Fort Collins	CO	Actual/360	5.030%	44,283.38	10,564,624.47	0.00	N/A	07/01/22	--	10,564,624.47	0.00	05/01/22
28	10064380	RT	Orange City	FL	Actual/360	4.650%	44,175.00	11,400,000.00	0.00	N/A	07/01/22	--	11,400,000.00	0.00	05/01/22
29	10064326	MU	Grand Prairie	TX	Actual/360	4.820%	36,521.71	21,324.53	0.00	N/A	09/01/22	--	9,092,542.63	9,071,218.10	05/01/22
31	10064323	RT	Boise	ID	Actual/360	4.690%	33,876.48	19,222.30	0.00	N/A	09/01/22	--	8,667,757.23	8,648,534.93	05/01/22
32	10064381	IN	Deer Park	TX	Actual/360	4.726%	38,556.28	0.00	0.00	N/A	08/01/22	--	9,790,000.00	9,790,000.00	05/01/22
36	10064311	RT	Ontario	OH	Actual/360	5.100%	25,784.89	21,449.60	0.00	N/A	07/01/22	--	6,067,032.88	6,045,583.28	05/01/22
39	10064377	RT	Little Rock	AR	Actual/360	4.602%	22,878.67	14,296.71	0.00	N/A	10/01/32	--	5,965,755.88	5,951,459.17	05/01/22
42	10064383	RT	Various	TX	Actual/360	4.652%	22,598.54	0.00	0.00	11/01/22	11/01/24	--	5,830,000.00	5,830,000.00	05/01/22
43	10064324	RT	Liberty	TX	Actual/360	4.770%	13,942.16	8,279.11	0.00	N/A	09/01/22	--	3,507,462.89	3,499,183.78	05/01/22
Totals							2,164,560.92	50,424,160.63	0.00				536,245,366.25	485,821,205.62
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	4,065,940.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,248,018.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,771,988.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,407,005.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,665,141.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	4,765,647.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,695,890.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	875,675.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,585,380.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,671,594.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	854,647.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,209,964.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,034,046.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	960,856.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	817,579.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	30,753,700.89	875,675.88				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
10	10064668	27,335,854.20	Payoff Prior to Maturity	0.00	0.00
27	10064325	10,540,229.13	Payoff Prior to Maturity	0.00	0.00
28	10064380	11,400,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		49,276,083.33		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	49,276,083.33	4.852533%	4.820862%	4
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.843815%	4.812672%	5
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	116,773,191.25	4.843943%	4.812797%	6
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.702316%	4.672104%	7
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,134,545.81	4.702429%	4.672215%	8
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.702055%	4.671507%	9
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.702171%	4.671622%	10
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.702279%	4.671727%	11
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.702394%	4.671839%	12
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.702499%	4.671942%	13
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,518,316.35	4.702604%	4.672045%	14
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700355%	4.669401%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		67,941,519	67,941,519		0	0
0 - 6 Months		384,235,733	384,235,733		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		5,830,000	5,830,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		27,813,954	27,813,954		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	485,821,206	485,821,206	0	0	0	0
Apr-22	536,245,366	536,245,366	0	0	0	0
Mar-22	537,322,629	537,322,629	0	0	0	0
Feb-22	655,651,362	655,651,362	0	0	0	0
Jan-22	656,962,384	656,962,384	0	0	0	0
Dec-21	664,416,212	664,416,212	0	0	0	0
Nov-21	665,810,744	665,810,744	0	0	0	0
Oct-21	667,118,835	667,118,835	0	0	0	0
Sep-21	668,502,581	668,502,581	0	0	0	0
Aug-21	669,799,572	669,799,572	0	0	0	0
Jul-21	671,091,216	671,091,216	0	0	0	0
Jun-21	680,003,336	680,003,336	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	10064392	21,059,274.28	5.15000%	21,059,274.28 5.15000%		10	06/01/20	06/01/20	06/01/20
Totals		21,059,274.28		21,059,274.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	10064671 08/17/18	13,661,317.27	21,100,000.00	17,323,750.23	1,432,492.76	15,093,810.03	13,661,317.27	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,661,317.27	21,100,000.00	17,323,750.23	1,432,492.76	15,093,810.03	13,661,317.27	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	10064671	08/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26